Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002011674
Document Type	POS AM
Entity Registrant Name	YD Bio Limited
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2835
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-290471) (as amended, the “Registration Statement”) of YD Bio Limited (the “Registrant” or the “Company”), as originally became effective on November 13, 2025 pursuant to Section 8(a) of the Securities Act of 1933, as amended, is being filed to update the Registration Statement to reflect the Registrant’s recently filed Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the SEC on April 30, 2026, and certain other updated information. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Amendment Flag	true